Acquisition (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of assets acquisition

The consideration for the assets acquisition as of the Initial Date consists of the following:

Fair value 879,234 shares of FC Global common stock (*)	$1,275
Fair value 123,668 shares of FC Global Series A preferred stock (*)	4,483
Fair value of financial liability related to Optional contribution (**)	857
Fair value of Warrant (***)	1,925
Fair value of asset related to future mandatory asset contribution (***)	(4,175)
Fair value of assumed note payable on acquired asset	470
Transaction costs	283
Total consideration	$5,118

(*)	Fair value of Common shares based on quoted market price on date of transaction and Fair value of preferred shares based on the number of common shares to which they can be converted on the transaction date

(**)	Related to Optional Contribution

(***)	Related to Second Contribution

Schedule of allocation of aforesaid total consideration

The allocation of aforesaid total consideration is as follows (As Restated):

Investment properties	$2,055
Investment in other company	3,245
Less: Noncontrolling interest (***)	(182)
Total assets acquired at fair value	$5,118
Impairment of investment in other company (*)	(1,439)
Total asset value as of December 31, 2017	$3,679

(*) Loss from impairment was recorded amounting to $1,439 (As Restated) as part of operating expenses in the Company’s consolidated statement of comprehensive loss during the year ended December 31, 2017 (see also Note 13).

(***) Attributable to the 25% noncontrolling membership interest in a limited liability company that owns a vacant land site located in Northern California

Schedule of fair value of options black-scholes option pricing model

The fair value of options, warrants and asset related to future mandatory asset contribution granted was estimated at the Initial Date by using the Black-Scholes option pricing model. The following are the data and assumptions used:

Options Value:

May 17, 2017

Dividend yield (%)	0
Expected volatility (%)	39.45
Risk free interest rate (%)	1.25
Strike price	1.93
Stock price	1.45
Probability (%)	50
Expected term of options (years)	0.62

Warrants Value:

May 17, 2017

Dividend yield (%)	0
Expected volatility (%)	39.45
Risk free interest rate (%)	1.25
Strike price	3
Stock price	1.45
Probability (%)	50
Expected term of options (years)	5

Asset related to future mandatory asset contribution:

May 17, 2017

Dividend yield (%)	0
Stock price	1.45
Probability (%)	70